COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Apr. 30, 2023
COMMITMENTS AND CONTINGENCIES.
Schedule of supplemental cash flow information related to leases

	Six Months Ended April 30,
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows paid for operating lease	$43,826	$153,206
Right-of-use assets obtained in exchange for lease obligation:
Operating lease	$36,361	$274,531

Schedule of lease term and discount rate for the company's operating lease

The following table summarizes the lease term and discount rate for the Company’s operating lease as of April 30, 2023:

Operating Lease
Weighted average remaining lease term (in years)	1.44
Weighted average discount rate	4.75%

Schedule of maturity of lease liabilities under operating lease

For the Twelve-month Period Ending April 30:	Operating Lease
2024	$85,578
2025	16,618
thereafter	—
Total lease payments	102,196
Amount of lease payments representing interest	(2,825)
Total present value of operating lease liabilities	$99,371

Current portion	$82,831
Long-term portion	16,540
Total	$99,371